Employee Benefits - Summary of Amounts Recognized in the Consolidated Statement of Other Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of defined benefit plans [line items]
Total actuarial gains (losses) recognized in Other Comprehensive Income	$ (1,245)	$ 865	$ 454
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Total actuarial gains (losses) recognized in Other Comprehensive Income	(873)	720	333
Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Total actuarial gains (losses) recognized in Other Comprehensive Income	(66)	40	27
Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Total actuarial gains (losses) recognized in Other Comprehensive Income	(231)	60	72
Other employee benefit plans [member]
Disclosure of defined benefit plans [line items]
Total actuarial gains (losses) recognized in Other Comprehensive Income	$ (75)	$ 45	$ 22